PRIOR PERIOD RECLASSIFICATION (Tables)	12 Months Ended
Nov. 30, 2013
Prior Period Reclassification Tables
Prior period reclassification of financial statements

BALANCE SHEET AS OF NOVEMBER 30, 2012	As Originally Filed	Adjustments Increase/(Decrease)	As Restated

ASSETS:
Cash	$969	$-	$969
TOTAL ASSETS	$969	$-	$969

LIABILITIES:
Accounts payable and accrued liabilities	$78,645	$-	$78,645
Advances from related party	50,002	-	50,002

TOTAL LIABILITIES	$128,647	$-	$128,647

STOCK HOLDERS’ DEFICIT:
Common stock	90,281		90,281
Additional paid in capital	36,896	(36,896)	-
Deficit accumulated during development stage	(254,855)	36,896	(217,959)

TOTAL STOCKHOLDERS’ DEFICIT	$(127,678)	$-	$(127,678)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$969	$-	$969

CONSOLIDATED STATEMENT OF OPERATIONS AS OF NOVEMBER 30, 2012	As Originally Filed	Adjustments Increase/(Decrease)	As Restated

GENERAL AND ADMINISTRATIVE EXPENSES
Office and general	$4,368	-	$4,368
Professional fees	4,192	-	4,192

NET OPERATING EXPENSES	(8,560)	-	(8,560)

NET OPERATING LOSS	$(8,560)	-	$(8,560)

OTHER INCOME
Forgiveness of debt	$-	36,896	$36,896

TOTAL OTHER INCOME	-	36,896	36,896

NET PROFIT (LOSS)	$(8,560)	36,896	$28,336

BASIC NET PROFIT (LOSS) PER COMMON SHARE	$(0.00)	$-	$0.00
WEIGHTED AVERAVE NUMBER OF BASIC COMMON SHARES OUTSTANDING	90,102,2700	-	90,102,270

CONSOLIDATED STATEMENT OF CASH FLOWS AS OF NOVEMBER 30, 2012	As Originally Filed	Adjustments Increase/(Decrease)	As Restated

CASH FLOWS FROM OPERATING ACTIVITIES
Net profit (loss)	$(8,560)	$36,896	28,336
Forgiveness of debt	$-	$(36,896)	(36,896)
Adjustments to reconcile net loss to net cash used in operating activities:
Changes in operating assets and liabilities
Increase in accounts payable and accrued liabilities	$7,018	$-	7,018
NET CASH USED IN OPERATING ACTIVITIES	$(1,542)	$-	(1,542)

CASH FLOWS FROM INVESTING ACTIVITIES
Cash assumed from share exchange agreement	511		511
NET CASH PROVIDED BY INVESTING ACTIVITIES	$511	$-	511
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	$90	$-	90
Related party advances	$1,910	$-	1,910
NET CASH PROVIDED BY FINANCING ACTIVITIES	$2,000	$-	2,000

NET INCREASE (DECREASE) IN CASH	$969	$-	969
CASH BEGINNING	$-	$-	$-
CASH, ENDING	$969	$-	$969

SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid during the period for;
Interest	$-	$-	$-
Income taxes	$-	$-	$-

CASH FLOWS FROM INVESTING ACTIVITIES
Accrued liabilities assumed from share exchange agreement	$(71,627)	$-	$(71,627)
Related party loan assumed from share exchange agreement	$(84,988)	$36,896	$(48,092)